T. ROWE PRICE Global High Income Bond Fund
September 30, 2022 (Unaudited)
1
Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
BELGIUM 0.5%
Corporate Bonds 0.5%
House of Finance, 4.375%, 7/15/26  1,275,000 1,250
Total Belgium (Cost
$1,438
)
1,250
BRAZIL 1.5%
Corporate Bonds 1.5%
Globo Comunicacao e Participacoes, 4.875%, 1/22/30
(USD) (1) 1,315,000 992
Globo Comunicacao e Participacoes, 4.875%, 1/22/30 (USD)  365,000 275
Globo Comunicacao e Participacoes, 5.50%, 1/14/32 (USD) (1) 1,190,000 895
Klabin Austria, 3.20%, 1/12/31 (USD)  2,260,000 1,646
Total Brazil (Cost
$4,904
)
3,808
CANADA 0.9%
Corporate Bonds 0.9%
Methanex, 5.65%, 12/1/44 (USD)  160,000 107
Vermilion Energy, 6.875%, 5/1/30 (USD) (1) 2,420,000 2,220
Total Canada (Cost
$2,537
)
2,327
CHILE 3.0%
Corporate Bonds 3.0%
AES Andes, VR, 6.35%, 10/7/79 (USD) (2) 720,000 621
AES Andes, VR, 7.125%, 3/26/79 (USD) (2) 1,425,000 1,253
Agrosuper, 4.60%, 1/20/32 (USD) (1) 2,040,000 1,659
Agrosuper, 4.60%, 1/20/32 (USD)  485,000 394
Kenbourne Invest, 4.70%, 1/22/28 (USD)  785,000 598
Mercury Chile Holdco, 6.50%, 1/24/27 (USD) (1) 1,600,000 1,400
VTR Comunicaciones, 4.375%, 4/15/29 (USD) (1) 2,365,000 1,471
Total Chile (Cost
$9,248
)
7,396
CHINA 1.0%
Convertible Bonds 0.6%
Vnet Group, Zero Coupon, 2/1/26 (USD)  1,901,000 1,629
1,629
T. ROWE PRICE Global High Income Bond Fund

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Corporate Bonds 0.4%
Health & Happiness H&H International Holdings, 5.625%,
10/24/24 (USD)  1,115,000 898
898
Total China (Cost
$2,642
)
2,527
COLOMBIA 2.5%
Corporate Bonds 2.5%
Banco Davivienda, VR, 6.65% (USD) (1)(2)(3) 1,950,000 1,433
Banco Davivienda, VR, 6.65% (USD) (2)(3) 890,000 654
Ecopetrol, 4.625%, 11/2/31 (USD)  2,730,000 1,915
Ecopetrol, 5.875%, 5/28/45 (USD)  1,255,000 762
GCM Mining, 6.875%, 8/9/26 (USD) (1) 1,880,000 1,368
Total Colombia (Cost
$8,200
)
6,132
FRANCE 3.4%
Corporate Bonds 3.4%
Altice France, 4.25%, 10/15/29 (1) 885,000 656
Altice France Holding, 4.00%, 2/15/28  3,550,000 2,131
CAB, 3.375%, 2/1/28 (1) 680,000 508
CAB, 3.375%, 2/1/28  650,000 486
Chrome Bidco SASU, 3.50%, 5/31/28 (1) 850,000 665
Chrome Holdco SASU, 5.00%, 5/31/29 (1) 930,000 691
IPD 3, 5.50%, 12/1/25 (1) 685,000 603
Laboratoire Eimer Selas, 5.00%, 2/1/29 (1) 280,000 196
Laboratoire Eimer Selas, 5.00%, 2/1/29  300,000 210
Loxam, 3.75%, 7/15/26  2,000,000 1,654
UBS, 5.125% (1)(3) 620,000 548
Total France (Cost
$12,519
)
8,348
GERMANY 1.0%
Corporate Bonds 1.0%
Gruenenthal, 3.625%, 11/15/26 (1) 410,000 343
Gruenenthal, 4.125%, 5/15/28 (1) 210,000 171
TK Elevator Holdco, 6.625%, 7/15/28 (1) 724,500 558
TK Elevator Midco, 4.375%, 7/15/27 (1) 405,000 332
TUI Cruises, 6.50%, 5/15/26 (1) 1,634,000 1,207
Total Germany (Cost
$3,964
)
2,611

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
GHANA 0.7%
Corporate Bonds 0.7%
Kosmos Energy, 7.125%, 4/4/26 (USD) (1) 1,485,000 1,221
Kosmos Energy, 7.75%, 5/1/27 (USD) (1) 740,000 590
Total Ghana (Cost
$2,223
)
1,811
GUATEMALA 0.5%
Corporate Bonds 0.5%
CT Trust, 5.125%, 2/3/32 (USD) (1) 1,210,000 913
CT Trust, 5.125%, 2/3/32 (USD)  500,000 377
Total Guatemala (Cost
$1,668
)
1,290
INDIA 1.1%
Corporate Bonds 1.1%
ABJA Investment, 5.45%, 1/24/28 (USD)  2,065,000 1,923
Greenko Power II, 4.30%, 12/13/28 (USD)  997,050 786
Total India (Cost
$2,827
)
2,709
ISRAEL 1.2%
Corporate Bonds 1.2%
Teva Pharmaceutical Finance Netherlands II, 3.75%, 5/9/27
(EUR)  400,000 329
Teva Pharmaceutical Finance Netherlands II, 4.375%, 5/9/30
(EUR)  735,000 566
Teva Pharmaceutical Finance Netherlands II, 4.50%, 3/1/25
(EUR)  530,000 489
Teva Pharmaceutical Finance Netherlands II, 6.00%, 1/31/25
(EUR)  950,000 908
Teva Pharmaceutical Finance Netherlands III, 6.00%, 4/15/24
(USD)  200,000 193
Teva Pharmaceutical Finance Netherlands III, 6.75%, 3/1/28
(USD)  425,000 389
Total Israel (Cost
$3,612
)
2,874
ITALY 2.4%
Corporate Bonds 2.4%
Golden Goose, FRN, 3M EURIBOR + 4.875%, 5.196%,
5/14/27 (1) 725,000 612
Golden Goose, FRN, 3M EURIBOR + 4.875%, 5.196%, 5/14/27  1,575,000 1,329
IMA Industria Macchine Automatiche, 3.75%, 1/15/28 (1) 905,000 698

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Inter Media & Communication, 6.75%, 2/9/27 (1) 1,675,000 1,515
Inter Media & Communication, 6.75%, 2/9/27  525,000 475
Verde Bidco, 4.625%, 10/1/26 (1) 840,000 637
Verde Bidco, 4.625%, 10/1/26  900,000 682
Total Italy (Cost
$8,165
)
5,948
LUXEMBOURG 1.7%
Corporate Bonds 1.7%
Albion Financing 1, 6.125%, 10/15/26 (USD) (1) 2,410,000 2,094
Altice Finco, 4.75%, 1/15/28  2,875,000 2,047
Total Luxembourg (Cost
$5,316
)
4,141
MACAO 0.7%
Corporate Bonds 0.7%
Studio City Finance, 5.00%, 1/15/29 (USD) (1) 1,790,000 798
Wynn Macau, 5.50%, 10/1/27 (USD) (1) 865,000 599
Wynn Macau, 5.625%, 8/26/28 (USD) (1) 355,000 237
Total Macao (Cost
$3,037
)
1,634
MAURITIUS 0.9%
Corporate Bonds 0.9%
Axian Telecom, 7.375%, 2/16/27 (USD) (1) 2,110,000 1,925
Axian Telecom, 7.375%, 2/16/27 (USD)  470,000 429
Total Mauritius (Cost
$2,570
)
2,354
MEXICO 4.7%
Corporate Bonds 4.7%
Banco Mercantil del Norte, VR, 8.375% (USD) (2)(3) 1,675,000 1,536
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (2) 680,000 564
BBVA Bancomer, VR, 5.875%, 9/13/34 (USD) (2) 2,585,000 2,217
Petroleos Mexicanos, 4.50%, 1/23/26 (USD)  635,000 548
Petroleos Mexicanos, 6.50%, 3/13/27 (USD)  2,475,000 2,077
Petroleos Mexicanos, 6.50%, 1/23/29 (USD)  1,585,000 1,224
Petroleos Mexicanos, 6.75%, 9/21/47 (USD)  3,530,000 1,974
Petroleos Mexicanos, 7.69%, 1/23/50 (USD)  2,685,000 1,648
Total Mexico (Cost
$15,010
)
11,788
NETHERLANDS 1.7%
Corporate Bonds 1.7%
Compact Bidco, 5.75%, 5/1/26  1,250,000 867

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
LeasePlan, VR, 7.375% (2)(3) 1,520,000 1,331
Promontoria Holding 264, 6.375%, 3/1/27 (1) 1,050,000 950
Trivium Packaging Finance, 3.75%, 8/15/26 (1) 130,000 114
Trivium Packaging Finance, 8.50%, 8/15/27 (USD) (1) 200,000 177
Ziggo Bond, 3.375%, 2/28/30 (1) 710,000 482
Ziggo Bond, 3.375%, 2/28/30  400,000 272
Total Netherlands (Cost
$5,949
)
4,193
OMAN 0.7%
Corporate Bonds 0.7%
OmGrid Funding, 5.196%, 5/16/27 (USD)  2,010,000 1,820
Total Oman (Cost
$1,983
)
1,820
PANAMA 1.6%
Corporate Bonds 1.6%
Banco General, VR, 5.25% (USD) (1)(2)(3) 2,535,000 2,171
C&W Senior Financing, 6.875%, 9/15/27 (USD) (1) 2,300,000 1,882
Total Panama (Cost
$4,963
)
4,053
PERU 0.3%
Corporate Bonds 0.3%
Minsur, 4.50%, 10/28/31 (USD) (1) 930,000 755
Total Peru (Cost
$913
)
755
ROMANIA 0.2%
Corporate Bonds 0.2%
RCS & RDS, 3.25%, 2/5/28 (EUR) (1) 800,000 598
Total Romania (Cost
$880
)
598
SERBIA 0.7%
Corporate Bonds 0.7%
United Group, 3.625%, 2/15/28 (EUR) (1) 575,000 394
United Group, 3.625%, 2/15/28 (EUR)  1,975,000 1,353
Total Serbia (Cost
$2,920
)
1,747

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
SOUTH AFRICA 0.2%
Corporate Bonds 0.2%
Sappi Papier Holding, 3.625%, 3/15/28 (EUR) (1) 680,000 517
Total South Africa (Cost
$809
)
517
SPAIN 1.0%
Corporate Bonds 1.0%
Cirsa Finance International, 4.50%, 3/15/27  1,150,000 896
ContourGlobal Power Holdings, 3.125%, 1/1/28 (1) 320,000 232
Kaixo Bondco Telecom, 5.125%, 9/30/29 (1) 325,000 252
Lorca Telecom Bondco, 4.00%, 9/18/27 (1) 1,250,000 1,067
Total Spain (Cost
$3,548
)
2,447
SWEDEN 0.1%
Corporate Bonds 0.1%
Verisure Holding, 9.25%, 10/15/27 (EUR) (1) 310,000 308
Total Sweden (Cost
$299
)
308
TANZANIA 0.7%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  200,000 146
146
Corporate Bonds 0.6%
HTA Group, 7.00%, 12/18/25 (USD) (1) 1,225,000 1,073
HTA Group, 7.00%, 12/18/25 (USD)  465,000 408
1,481
Total Tanzania (Cost
$1,885
)
1,627
UNITED ARAB EMIRATES 0.7%
Corporate Bonds 0.7%
MAF Global Securities, VR, 6.375% (USD) (2)(3) 1,900,000 1,781
Total United Arab Emirates (Cost
$2,032
)
1,781
UNITED KINGDOM 8.2%
Corporate Bonds 8.2%
Bellis Acquisition, 3.25%, 2/16/26 (1) 720,000 605
Bellis Acquisition, 3.25%, 2/16/26  150,000 126

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Bellis Finco, 4.00%, 2/16/27 (1) 365,000 248
Bellis Finco, 4.00%, 2/16/27  350,000 238
Castle U.K. Finco, FRN, 3M EURIBOR + 5.25%, 5.571%, 5/15/28
(EUR) (1) 3,525,000 2,729
Clear Channel International, 6.625%, 8/1/25 (USD) (1) 705,000 654
Constellation Automotive Financing, 4.875%, 7/15/27 (1) 1,090,000 822
Constellation Automotive Financing, 4.875%, 7/15/27  550,000 415
CPUK Finance, 4.50%, 8/28/27  1,200,000 1,121
Deuce Finco, 5.50%, 6/15/27 (1) 1,185,000 987
eG Global Finance, 4.375%, 2/7/25 (EUR) (1) 445,000 374
eG Global Finance, 4.375%, 2/7/25 (EUR)  2,800,000 2,356
Iceland Bondco, 4.625%, 3/15/25  700,000 586
Jaguar Land Rover Automotive, 4.50%, 7/15/28 (EUR) (1) 1,520,000 965
Jerrold Finco, 5.25%, 1/15/27  2,005,000 1,649
Kane Bidco, 5.00%, 2/15/27 (EUR)  1,450,000 1,193
Merlin Entertainments, 5.75%, 6/15/26 (USD) (1) 400,000 378
Pinewood Finance, 3.625%, 11/15/27 (1) 1,465,000 1,313
RAC Bond, 5.25%, 11/4/27 (1) 1,690,000 1,447
Virgin Media Vendor Financing Notes III, 4.875%, 7/15/28  300,000 249
Vmed O2 U.K. Financing I, 3.25%, 1/31/31 (EUR) (1) 485,000 358
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 1,200,000 946
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  790,000 624
Total United Kingdom (Cost
$31,117
)
20,383
UNITED STATES 53.2%
Bank Loans 10.2% (4)
Ascend Learning, FRN, 1M USD LIBOR + 5.75%, 8.865%,
12/10/29  2,100,000 1,818
AssuredPartners, FRN, 1M TSFR + 3.50%, 6.534%, 2/12/27  1,099,475 1,039
Asurion, FRN, 1M USD LIBOR + 3.00%, 11/3/24 (5) 710,000 663
Asurion, FRN, 1M USD LIBOR + 5.25%, 8.365%, 1/31/28  785,424 589
Asurion, FRN, 1M USD LIBOR + 5.25%, 8.365%, 1/20/29  1,335,000 1,015
AthenaHealth Group, FRN, 1M TSFR + 3.50%, 6.576%,
2/15/29 (6) 1,077,691 963
Azalea Topco, FRN, 1M TSFR + 3.75%, 6.784%, 7/25/26 (7) 796,000 722
Azalea Topco, FRN, 1M USD LIBOR + 3.75%, 6.865%, 7/24/26  646,813 588
CCI Buyer, FRN, 1M TSFR + 4.00%, 7.553%, 12/17/27  1,505,359 1,416
CoreLogic, FRN, 1M USD LIBOR + 6.50%, 9.625%, 6/4/29  550,000 369
CP Iris Holdco I, FRN, 1M USD LIBOR + 7.00%, 10.115%,
10/1/29 (7) 550,000 495
Engineered Machinery Holdings, FRN, 1M USD LIBOR + 6.50%,
10.174%, 5/21/29  415,000 392
Engineered Machinery Holdings, FRN, 3M USD LIBOR + 6.00%,
9.674%, 5/21/29 (7) 1,937,726 1,802

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Gainwell Acquisition, FRN, 1M USD LIBOR + 4.00%, 7.674%,
10/1/27  1,004,662 955
Hyland Software, FRN, 1M USD LIBOR + 6.25%, 9.365%, 7/7/25  1,633,800 1,601
Loyalty Ventures, FRN, 1M USD LIBOR + 4.50%, 7.615%,
11/3/27  592,098 178
Medline Borrower, FRN, 1M USD LIBOR + 3.25%, 6.365%,
10/23/28  910,425 836
Naked Juice, FRN, 1M TSFR + 6.10%, 9.653%, 1/20/30  1,230,000 1,113
Nexus Buyer, FRN, 1M USD LIBOR + 6.25%, 9.365%, 11/5/29  790,000 744
Peraton, FRN, 1M USD LIBOR + 3.75%, 6.865%, 2/1/28  531,912 503
Peraton, FRN, 1M USD LIBOR + 7.75%, 10.568%, 2/1/29  364,053 343
PG&E, FRN, 1M USD LIBOR + 3.00%, 6/23/25 (5) 90,000 86
Phoenix Newco, FRN, 3M USD LIBOR + 6.50%, 9.615%,
11/15/29  1,550,000 1,461
RealPage, FRN, 1M USD LIBOR + 6.50%, 9.584%, 4/23/29  725,000 698
Shutterfly, FRN, 1M USD LIBOR + 5.00%, 7.25%, 9/25/26  755,250 469
Tacala Investment, FRN, 1M USD LIBOR + 3.50%, 6.615%,
2/5/27  759,039 706
Tacala Investment, FRN, 1M USD LIBOR + 7.50%, 10.615%,
2/4/28 (7) 730,000 664
UKG, FRN, 1M USD LIBOR + 3.25%, 5.535%, 5/4/26  1,641,755 1,558
Woof Holdings, FRN, 1M USD LIBOR + 3.75%, 7.315%,
12/21/27 (7) 531,900 501
Woof Holdings, FRN, 1M USD LIBOR + 7.25%, 10.815%,
12/21/28 (7) 1,225,000 1,170
25,457
Convertible Preferred Stocks 0.3%
2020 Cash Mandatory Exchangeable Trust, 5.25%, 6/1/23 (1) 569 642
642
Corporate Bonds 42.1%
AdaptHealth, 5.125%, 3/1/30 (1) 1,790,000 1,468
Advanced Drainage Systems, 6.375%, 6/15/30 (1) 510,000 493
Advantage Sales & Marketing, 6.50%, 11/15/28 (1) 1,675,000 1,327
AG TTMT Escrow Issuer, 8.625%, 9/30/27 (1) 575,000 541
Albertsons, 3.50%, 3/15/29 (1) 1,410,000 1,135
Albertsons, 4.875%, 2/15/30 (1) 1,315,000 1,105
Alliant Holdings Intermediate, 5.875%, 11/1/29 (1) 1,125,000 920
Alliant Holdings Intermediate, 6.75%, 10/15/27 (1) 830,000 722
American Airlines, 5.50%, 4/20/26 (1) 1,075,000 1,008
American Airlines, 5.75%, 4/20/29 (1) 695,000 606
American Finance Trust, 4.50%, 9/30/28 (1) 1,280,000 984
Avient, 7.125%, 8/1/30 (1) 413,000 383
Calpine, 5.00%, 2/1/31 (1) 875,000 700
Cano Health, 6.25%, 10/1/28 (1) 870,000 818
Carnival, 7.625%, 3/1/26 (EUR) (1) 1,200,000 918

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Carnival, 7.625%, 3/1/26 (EUR)  365,000 279
Carpenter Technology, 7.625%, 3/15/30  2,130,000 2,055
Catalent Pharma Solutions, 2.375%, 3/1/28 (EUR)  290,000 218
CCO Holdings, 4.50%, 8/15/30 (1) 1,525,000 1,205
CCO Holdings, 6.375%, 9/1/29 (1) 1,655,000 1,514
CD&R Smokey Buyer, 6.75%, 7/15/25 (1) 475,000 432
CEC Entertainment, 6.75%, 5/1/26 (1) 1,590,000 1,431
Cedar Fair, 6.50%, 10/1/28  1,845,000 1,711
Central Parent, 7.25%, 6/15/29 (1) 2,165,000 2,038
Cheniere Energy, 4.625%, 10/15/28  1,210,000 1,104
Chesapeake Energy, 6.75%, 4/15/29 (1) 1,515,000 1,447
Chobani, 4.625%, 11/15/28 (1) 1,190,000 1,007
CHS, 5.25%, 5/15/30 (1) 945,000 657
CHS, 6.875%, 4/1/28 (1) 505,000 232
CHS, 6.875%, 4/15/29 (1) 1,850,000 888
Cinemark USA, 5.25%, 7/15/28 (1) 2,095,000 1,603
Citgo Holding, 9.25%, 8/1/24 (1) 800,000 794
CITGO Petroleum, 7.00%, 6/15/25 (1) 750,000 716
Clarivate Science Holdings, 4.875%, 7/1/29 (1) 345,000 270
Clear Channel Outdoor Holdings, 5.125%, 8/15/27 (1) 1,775,000 1,504
CMG Media, 8.875%, 12/15/27 (1) 2,340,000 1,767
Crescent Energy Finance, 7.25%, 5/1/26 (1) 2,390,000 2,139
CSC Holdings, 6.50%, 2/1/29 (1) 690,000 609
CSC Holdings, 7.50%, 4/1/28 (1) 825,000 674
DCP Midstream, Series A, VR, 7.375% (2)(3) 170,000 168
DCP Midstream Operating, VR, 5.85%, 5/21/43 (1)(2) 1,480,000 1,421
DISH DBS, 5.125%, 6/1/29  845,000 496
DISH DBS, 5.75%, 12/1/28 (1) 1,745,000 1,318
Entegris Escrow, 5.95%, 6/15/30 (1) 1,375,000 1,244
Exterran Energy Solutions, 8.125%, 5/1/25  155,000 157
Ferrellgas, 5.875%, 4/1/29 (1) 2,530,000 2,056
Ford Motor, 6.10%, 8/19/32  2,050,000 1,807
Ford Motor, 7.45%, 7/16/31  2,030,000 1,988
Goodyear Tire & Rubber, 5.00%, 7/15/29  645,000 527
Goodyear Tire & Rubber, 5.25%, 7/15/31  1,140,000 912
GrafTech Finance, 4.625%, 12/15/28 (1) 620,000 470
Graphic Packaging International, 2.625%, 2/1/29 (EUR) (1) 1,085,000 816
GTCR AP Finance, 8.00%, 5/15/27 (1) 1,735,000 1,596
Hecla Mining, 7.25%, 2/15/28  1,405,000 1,303
Hilcorp Energy I, 5.75%, 2/1/29 (1) 255,000 224
Hilcorp Energy I, 6.00%, 4/15/30 (1) 970,000 849
Hilcorp Energy I, 6.00%, 2/1/31 (1) 285,000 247
Hilcorp Energy I, 6.25%, 4/15/32 (1) 975,000 858
Hillenbrand, 3.75%, 3/1/31  770,000 595
HUB International, 5.625%, 12/1/29 (1) 1,500,000 1,256
iHeartCommunications, 4.75%, 1/15/28 (1) 500,000 419

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
iHeartCommunications, 5.25%, 8/15/27 (1) 790,000 677
iHeartCommunications, 6.375%, 5/1/26  722,735 669
iHeartCommunications, 8.375%, 5/1/27  595,000 500
Kobe U.S. Midco 2, (9.25% Cash or 10.00% PIK), 9.25%,
11/1/26 (1)(8) 680,000 534
LCPR Senior Secured Financing, 5.125%, 7/15/29 (1) 990,000 746
LCPR Senior Secured Financing, 6.75%, 10/15/27 (1) 1,487,000 1,234
Madison IAQ, 4.125%, 6/30/28 (1) 1,675,000 1,348
Madison IAQ, 5.875%, 6/30/29 (1) 850,000 591
Midcap Financial Issuer Trust, 5.625%, 1/15/30 (1) 1,280,000 979
Minerva Merger Sub, 6.50%, 2/15/30 (1) 940,000 740
Navient, 4.875%, 3/15/28  705,000 539
Navient, 5.50%, 3/15/29  400,000 304
Navient, 5.625%, 8/1/33  565,000 379
Navient, 6.75%, 6/15/26  665,000 604
NCL, 5.875%, 2/15/27 (1) 690,000 576
NCL, 7.75%, 2/15/29 (1) 900,000 684
New Albertsons, 7.45%, 8/1/29  20,000 20
New Albertsons, 8.00%, 5/1/31  10,000 10
NortonLifeLock, 6.75%, 9/30/27 (1) 705,000 680
NortonLifeLock, 7.125%, 9/30/30 (1) 500,000 484
Occidental Petroleum, 8.875%, 7/15/30  1,690,000 1,872
Organon, 2.875%, 4/30/28 (EUR) (1) 205,000 160
Organon, 5.125%, 4/30/31 (1) 745,000 611
PetSmart, 7.75%, 2/15/29 (1) 1,230,000 1,095
PG&E, 5.00%, 7/1/28  1,025,000 884
PG&E, 5.25%, 7/1/30  820,000 697
Presidio Holdings, 8.25%, 2/1/28 (1) 1,430,000 1,232
Rivian Holdings, FRN, 6M USD LIBOR + 5.625%, 7.177%,
10/15/26 (1) 2,305,000 2,175
Royal Caribbean Cruises, 5.50%, 8/31/26 (1) 1,205,000 904
Royal Caribbean Cruises, 8.25%, 1/15/29 (1) 805,000 781
Royal Caribbean Cruises, 9.25%, 1/15/29 (1) 315,000 310
Royal Caribbean Cruises, 11.625%, 8/15/27 (1) 685,000 632
Service Properties Trust, 4.35%, 10/1/24  1,465,000 1,289
Service Properties Trust, 7.50%, 9/15/25  885,000 827
SRS Distribution, 4.625%, 7/1/28 (1) 605,000 517
SRS Distribution, 6.00%, 12/1/29 (1) 450,000 358
SRS Distribution, 6.125%, 7/1/29 (1) 500,000 399
Stagwell Global, 5.625%, 8/15/29 (1) 1,645,000 1,345
Surgery Center Holdings, 10.00%, 4/15/27 (1) 840,000 823
T-Mobile USA, 3.50%, 4/15/31  730,000 616
Tallgrass Energy Partners, 6.00%, 12/31/30 (1) 325,000 275
Tallgrass Energy Partners, 6.00%, 9/1/31 (1) 915,000 773
Tallgrass Energy Partners, 7.50%, 10/1/25 (1) 695,000 681
Tenet Healthcare, 6.125%, 10/1/28 (1) 1,870,000 1,650

T. ROWE PRICE Global High Income Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Tenneco, 7.875%, 1/15/29 (1) 2,110,000 2,081
TI Automotive Finance, 3.75%, 4/15/29 (EUR) (1) 880,000 582
Townsquare Media, 6.875%, 2/1/26 (1) 2,165,000 1,970
Triton Water Holdings, 6.25%, 4/1/29 (1) 775,000 593
United Airlines, 4.375%, 4/15/26 (1) 720,000 643
United Airlines, 4.625%, 4/15/29 (1) 1,230,000 1,021
Univision Communications, 7.375%, 6/30/30 (1) 1,225,000 1,164
Venture Global Calcasieu Pass, 3.875%, 8/15/29 (1) 495,000 417
Venture Global Calcasieu Pass, 3.875%, 11/1/33 (1) 1,015,000 789
Venture Global Calcasieu Pass, 4.125%, 8/15/31 (1) 620,000 507
Vistra, VR, 7.00% (1)(2)(3) 420,000 368
Vistra, VR, 8.00% (1)(2)(3) 845,000 771
Vistra Operations, 4.375%, 5/1/29 (1) 575,000 478
104,737
Municipal Securities 0.6%
Puerto Rico Commonwealth, VR, 11/1/43 (9)(10) 3,012,056 1,506
Puerto Rico Commonwealth, Restructured, Series A, GO, Zero
Coupon, 7/1/33  66,263 36
1,542
Total United States (Cost
$152,969
)
132,378
SHORT-TERM INVESTMENTS 7.4%
Money Market Funds 7.4%
T. Rowe Price Government Reserve Fund, 3.07% (11)(12) 18,325,095 18,325
Total Short-Term Investments (Cost $18,325) 18,325
Total Investments in Securities 104.4%
(Cost $318,472) $ 259,880
Other Assets Less Liabilities (4.4)% (11,048)
Net Assets 100.0% $ 248,832
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$135,402 and represents 54.4% of net assets.
(2) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(3) Perpetual security with no stated maturity date.

T. ROWE PRICE Global High Income Bond Fund

.
.
.
.
.
.
.
.
.
.
(4) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(5) All or a portion of this loan is unsettled as of September 30, 2022. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) All or a portion of the position represents an unfunded commitment; a liability to fund the commitment has been recognized. The fund's total unfunded commitment at September 30, 2022, was $157 and was valued at $156 (0.1% of net assets).
(7) Level 3 in fair value hierarchy.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified
Fiscal Plan.
(10) Non-income producing
(11) Seven-day yield
(12) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
6M USD LIBOR Six month USD LIBOR (London interbank offered rate)
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Sold (0.0)%
United States (0.0)%
Protection Sold (Relevant Credit: American
Airlines Group, Caa1*), Receive 5.00%
Quarterly, Pay upon credit default,
6/20/23 * 162 (1) (7) 6
Total United States 6
Total Centrally Cleared Credit Default Swaps,
Protection Sold 6
Total Centrally Cleared Swaps 6
Net payments (receipts) of variation margin to date (5)
Variation margin receivable (payable) on centrally cleared swaps $ 1
* Credit ratings as of September 30, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.

T. ROWE PRICE Global High Income Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/31/22 USD 818 EUR 848 $ (15)
Citibank 10/31/22 GBP 644 USD 711 9
HSBC Bank 10/31/22 USD 42,375 EUR 43,840 (682)
JPMorgan Chase 10/31/22 EUR 705 USD 689 3
State Street 10/31/22 USD 220 EUR 225 (1)
State Street 10/31/22 USD 5,986 GBP 5,531 (193)
UBS Investment Bank 10/31/22 USD 5,929 GBP 5,531 (251)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (1,130)

T. ROWE PRICE Global High Income Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30,
2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ —# $ — $ 55+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government
Reserve Fund, 3.07% $ 10,820  ¤  ¤ $ 18,325^
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $55 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $18,325.

T. ROWE PRICE Global High Income Bond Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Global High Income Bond Fund (the fund) is registered under the
Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York
Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation
Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies;
and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)

T. ROWE PRICE Global High Income Bond Fund

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter
(OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The
Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable,

T. ROWE PRICE Global High Income Bond Fund

including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations.
The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 215,456 $ — $ 215,456
Bank Loans — 20,103 5,354 25,457
Convertible Preferred Stocks — 642 — 642
Short-Term Investments 18,325 — — 18,325
Total Securities 18,325 236,201 5,354 259,880
Swaps* — 6 — 6
Forward Currency Exchange
Contracts — 12 — 12
Total $ 18,325 $ 236,219 $ 5,354 $ 259,898
Liabilities
Forward Currency Exchange
Contracts $ — $ 1,142 $ — $ 1,142

T. ROWE PRICE Global High Income Bond Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
September 30, 2022. Gain (loss) reflects both realized and change in unrealized gain/
loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at September 30, 2022, totaled $(409,000) for the period ended
September 30, 2022.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global
1
Includes Convertible Bonds, Corporate Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.
($000s)
Beginning
Balance
12/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Transfer
Into
Level 3
Transfer
Out of
Level 3
Ending
Balance
9/30/22
Investment
in
Securities
Bank
Loans $ 1,534 $ (411) $ 884 $ (8) $ 4,889 $ (1,534) $ 5,354
Corporate
Bonds 1,402 — — — — (1,402) —
Total $ 2,936 $ (411) $ 884 $ (8) $ 4,889 $ (2,936) $ 5,354

T. ROWE PRICE Global High Income Bond Fund

markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
F36-054Q3 09/22